NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net Investment Income [Line Items]
Total net investment income	$ 2,141	$ 1,470	$ 3,597	$ 2,883
Total investment related gains (losses)	59	328	(637)	225
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	1,271	695	2,137	1,443
Total investment related gains (losses)	55	72	78	93
Equity securities
Net Investment Income [Line Items]
Total net investment income	51	18	103	36
Total investment related gains (losses)	121	470	(634)	288
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	208	204	391	422
Total investment related gains (losses)	(39)	(13)	(30)	(5)
Private loans
Net Investment Income [Line Items]
Total net investment income	180	124	345	240
Total investment related gains (losses)	(12)	21	(20)	32
Investment real estate
Net Investment Income [Line Items]
Total net investment income	26	23	38	24
Total investment related gains (losses)	(3)	7	39	(1)
Real estate partnerships
Net Investment Income [Line Items]
Total net investment income	100	3	111	42
Total investment related gains (losses)	(1)	0	(1)	5
Investment funds
Net Investment Income [Line Items]
Total net investment income	179	214	300	343
Total investment related gains (losses)	(3)	(6)	(3)	(6)
Policy loans
Net Investment Income [Line Items]
Total net investment income	5	6	11	12
Short-term investments, cash and cash equivalents
Net Investment Income [Line Items]
Total net investment income	90	91	189	187
Other invested assets
Net Investment Income [Line Items]
Total net investment income	237	192	294	320
Investment expenses
Net Investment Income [Line Items]
Total net investment income	(206)	(100)	(322)	(186)
Short-term and other investments
Net Investment Income [Line Items]
Total investment related gains (losses)	$ (59)	$ (223)	$ (66)	$ (181)